Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000009056 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class 1
Trading Symbol	JILAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 3,218,679,192
Holdings Count | Holding	26
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,218,679,192
Total number of portfolio holdings	26
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.3%
Equity	91.6%
U.S. large cap	38.0%
International equity	25.1%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.2%
U.S. small cap	4.6%
Fixed income	2.7%
Short-term bond	2.0%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	5.0%
Sector equity	4.1%
Absolute return	0.9%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009050 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class A
Trading Symbol	JALAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 3,218,679,192
Holdings Count | Holding	26
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,218,679,192
Total number of portfolio holdings	26
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.3%
Equity	91.6%
U.S. large cap	38.0%
International equity	25.1%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.2%
U.S. small cap	4.6%
Fixed income	2.7%
Short-term bond	2.0%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	5.0%
Sector equity	4.1%
Absolute return	0.9%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009052 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class C
Trading Symbol	JCLAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	$63	1.23%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%
Net Assets	$ 3,218,679,192
Holdings Count | Holding	26
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,218,679,192
Total number of portfolio holdings	26
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.3%
Equity	91.6%
U.S. large cap	38.0%
International equity	25.1%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.2%
U.S. small cap	4.6%
Fixed income	2.7%
Short-term bond	2.0%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	5.0%
Sector equity	4.1%
Absolute return	0.9%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155628 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class I
Trading Symbol	JTAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 3,218,679,192
Holdings Count | Holding	26
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,218,679,192
Total number of portfolio holdings	26
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.3%
Equity	91.6%
U.S. large cap	38.0%
International equity	25.1%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.2%
U.S. small cap	4.6%
Fixed income	2.7%
Short-term bond	2.0%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	5.0%
Sector equity	4.1%
Absolute return	0.9%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113497 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R2
Trading Symbol	JQLAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 3,218,679,192
Holdings Count | Holding	26
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,218,679,192
Total number of portfolio holdings	26
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.3%
Equity	91.6%
U.S. large cap	38.0%
International equity	25.1%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.2%
U.S. small cap	4.6%
Fixed income	2.7%
Short-term bond	2.0%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	5.0%
Sector equity	4.1%
Absolute return	0.9%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009054 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R4
Trading Symbol	JSLAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 3,218,679,192
Holdings Count | Holding	26
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,218,679,192
Total number of portfolio holdings	26
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.3%
Equity	91.6%
U.S. large cap	38.0%
International equity	25.1%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.2%
U.S. small cap	4.6%
Fixed income	2.7%
Short-term bond	2.0%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	5.0%
Sector equity	4.1%
Absolute return	0.9%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009055 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R5
Trading Symbol	JTLAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 3,218,679,192
Holdings Count | Holding	26
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,218,679,192
Total number of portfolio holdings	26
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.3%
Equity	91.6%
U.S. large cap	38.0%
International equity	25.1%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.2%
U.S. small cap	4.6%
Fixed income	2.7%
Short-term bond	2.0%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	5.0%
Sector equity	4.1%
Absolute return	0.9%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106452 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R6
Trading Symbol	JULAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 3,218,679,192
Holdings Count | Holding	26
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,218,679,192
Total number of portfolio holdings	26
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.3%
Equity	91.6%
U.S. large cap	38.0%
International equity	25.1%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.2%
U.S. small cap	4.6%
Fixed income	2.7%
Short-term bond	2.0%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	5.0%
Sector equity	4.1%
Absolute return	0.9%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009068 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class 1
Trading Symbol	JILBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 7,404,520,506
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000034075 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class 5
Trading Symbol	JHLAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 7,404,520,506
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009062 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class A
Trading Symbol	JALBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 7,404,520,506
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009064 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class C
Trading Symbol	JCLBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	$64	1.26%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
Net Assets	$ 7,404,520,506
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155629 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class I
Trading Symbol	JTBIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 7,404,520,506
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113498 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R2
Trading Symbol	JQLBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 7,404,520,506
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009066 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R4
Trading Symbol	JSLBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 7,404,520,506
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009067 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R5
Trading Symbol	JTSBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 7,404,520,506
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106453 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R6
Trading Symbol	JULBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 7,404,520,506
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009077 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class 1
Trading Symbol	JILCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,594,750,974
Holdings Count | Holding	26
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,594,750,974
Total number of portfolio holdings	26
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.3%
Equity	20.6%
International equity	6.9%
U.S. large cap	6.6%
Large blend	3.5%
U.S. mid cap	2.2%
U.S. small cap	0.9%
Emerging-market equity	0.5%
Fixed income	67.7%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009071 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class A
Trading Symbol	JALRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 1,594,750,974
Holdings Count | Holding	26
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,594,750,974
Total number of portfolio holdings	26
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.3%
Equity	20.6%
International equity	6.9%
U.S. large cap	6.6%
Large blend	3.5%
U.S. mid cap	2.2%
U.S. small cap	0.9%
Emerging-market equity	0.5%
Fixed income	67.7%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009073 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class C
Trading Symbol	JCLCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	$67	1.32%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
Net Assets	$ 1,594,750,974
Holdings Count | Holding	26
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,594,750,974
Total number of portfolio holdings	26
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.3%
Equity	20.6%
International equity	6.9%
U.S. large cap	6.6%
Large blend	3.5%
U.S. mid cap	2.2%
U.S. small cap	0.9%
Emerging-market equity	0.5%
Fixed income	67.7%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155630 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class I
Trading Symbol	JTOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 1,594,750,974
Holdings Count | Holding	26
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,594,750,974
Total number of portfolio holdings	26
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.3%
Equity	20.6%
International equity	6.9%
U.S. large cap	6.6%
Large blend	3.5%
U.S. mid cap	2.2%
U.S. small cap	0.9%
Emerging-market equity	0.5%
Fixed income	67.7%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113499 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R2
Trading Symbol	JQLCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 1,594,750,974
Holdings Count | Holding	26
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,594,750,974
Total number of portfolio holdings	26
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.3%
Equity	20.6%
International equity	6.9%
U.S. large cap	6.6%
Large blend	3.5%
U.S. mid cap	2.2%
U.S. small cap	0.9%
Emerging-market equity	0.5%
Fixed income	67.7%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009075 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R4
Trading Symbol	JSLCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 1,594,750,974
Holdings Count | Holding	26
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,594,750,974
Total number of portfolio holdings	26
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.3%
Equity	20.6%
International equity	6.9%
U.S. large cap	6.6%
Large blend	3.5%
U.S. mid cap	2.2%
U.S. small cap	0.9%
Emerging-market equity	0.5%
Fixed income	67.7%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009076 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R5
Trading Symbol	JTLRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,594,750,974
Holdings Count | Holding	26
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,594,750,974
Total number of portfolio holdings	26
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.3%
Equity	20.6%
International equity	6.9%
U.S. large cap	6.6%
Large blend	3.5%
U.S. mid cap	2.2%
U.S. small cap	0.9%
Emerging-market equity	0.5%
Fixed income	67.7%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106454 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R6
Trading Symbol	JULCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 1,594,750,974
Holdings Count | Holding	26
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,594,750,974
Total number of portfolio holdings	26
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.3%
Equity	20.6%
International equity	6.9%
U.S. large cap	6.6%
Large blend	3.5%
U.S. mid cap	2.2%
U.S. small cap	0.9%
Emerging-market equity	0.5%
Fixed income	67.7%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009086 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class 1
Trading Symbol	JILGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 8,499,826,281
Holdings Count | Holding	34
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000034076 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class 5
Trading Symbol	JHLGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 8,499,826,281
Holdings Count | Holding	34
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009080 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class A
Trading Symbol	JALGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 8,499,826,281
Holdings Count | Holding	34
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009082 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class C
Trading Symbol	JCLGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Net Assets	$ 8,499,826,281
Holdings Count | Holding	34
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155631 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class I
Trading Symbol	JTGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 8,499,826,281
Holdings Count | Holding	34
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113500 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R2
Trading Symbol	JQLGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 8,499,826,281
Holdings Count | Holding	34
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009084 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R4
Trading Symbol	JSLGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 8,499,826,281
Holdings Count | Holding	34
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009085 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R5
Trading Symbol	JTLGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 8,499,826,281
Holdings Count | Holding	34
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106455 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R6
Trading Symbol	JULGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 8,499,826,281
Holdings Count | Holding	34
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009105 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class 1
Trading Symbol	JILMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 2,116,798,487
Holdings Count | Holding	35
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000034077 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class 5
Trading Symbol	JHLMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 2,116,798,487
Holdings Count | Holding	35
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009099 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class A
Trading Symbol	JALMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 2,116,798,487
Holdings Count | Holding	35
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009101 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class C
Trading Symbol	JCLMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	$66	1.29%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
Net Assets	$ 2,116,798,487
Holdings Count | Holding	35
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155632 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class I
Trading Symbol	JTMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Net Assets	$ 2,116,798,487
Holdings Count | Holding	35
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113501 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R2
Trading Symbol	JQLMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 2,116,798,487
Holdings Count | Holding	35
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009103 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R4
Trading Symbol	JSLMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 2,116,798,487
Holdings Count | Holding	35
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009104 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R5
Trading Symbol	JTLMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 2,116,798,487
Holdings Count | Holding	35
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106456 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R6
Trading Symbol	JULMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 2,116,798,487
Holdings Count | Holding	35
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.